Organization and Reorganization - Schedule of Financial Information of the Group’s VIEs (Details) - VIEs [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Information of the Group’s VIEs [Line Items]
Current assets of discontinued operations		¥ 136,499
Non-current assets of discontinued operations		6,096
Total assets of discontinued operations		142,595
Total liabilities of discontinued operations		290,300
Net revenues from discontinued operations	20,339	50,152	¥ 68,167
Net loss from discontinued operations	(13,318)	(12,352)	(418)
Discontinued operations:
Net cash (used in)/ generated from operating activities	473	(22,167)	(15,357)
Net cash generated from investing activities
Net cash generated from/ (used in) financing activities	¥ (1,450)	¥ 19,358	¥ 13,172